Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	€ 132,994	€ 207,530
Other financial assets	12,123	24,448
Accounts receivable	682	1,250
Other current assets	6,408	5,763
Total current assets	152,207	238,991
Non-current assets
Property, plant and equipment	10,506	7,868
Intangible assets	1,315	914
Right-of-use assets	9,982	6,149
Other non-current assets	636	724
Total non-current assets	22,439	15,655
Total assets	174,646	254,646
Current liabilities
Provisions	51	51
Accounts payable	11,624	10,052
Deferred revenue	50,402	46,600
Other financial liabilities	27,859	16,869
Lease liabilities	2,711	1,881
Other current liabilities	2,501	2,025
Total current liabilities	95,148	77,478
Non-current liabilities
Deferred revenue	48,225	85,475
Lease liabilities	7,142	4,306
Other non-current liabilities	68
Total non-current liabilities	55,435	89,781
Shareholders' equity
Share capital	629	629
Share premium	565,192	538,695
Accumulated deficit	(537,813)	(444,478)
Other reserves	(3,945)	(7,459)
Total shareholders' equity	24,063	87,387
Total liabilities and shareholders' equity	€ 174,646	€ 254,646